Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2021
Current Fiscal Year End Date	--03-31
Entity File Number	000-56168
Entity Registrant Name	Organic Agricultural Co Ltd
Entity Central Index Key	0001749849
Entity Tax Identification Number	82-5442097
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6th Floor A, Chuangxin Yilu
Entity Address, Address Line Two	No. 2305, Technology Chuangxincheng
Entity Address, Address Line Three	Gaoxin Jishu Chanye Technology Development District
Entity Address, City or Town	Harbin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	150090
City Area Code	86 (0451)
Local Phone Number	5862-8171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false